UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07657
                                                     ---------

                       Oppenheimer Developing Markets Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                      Date of reporting period: 05/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES            VALUE
                                                           ------------    ---------------
COMMON STOCKS--87.9%
CONSUMER DISCRETIONARY--7.1%
AUTO COMPONENTS--0.2%
Amtek Auto Ltd.                                               2,963,715    $    20,181,604
Rico Auto Industries Ltd.(1)                                    480,500            282,381
                                                                           ---------------
                                                                                20,463,985

AUTOMOBILES--1.3%
Bajaj Auto Ltd.(1)                                              425,593          5,731,045
Ford Otomotiv Sanayi AS                                       2,922,632         26,377,545
Mahindra & Mahindra Ltd.                                      3,063,117         42,579,166
PT Astra International Tbk                                   35,411,500         79,832,689
                                                                           ---------------
                                                                               154,520,445

DISTRIBUTORS--0.6%
China Resources Enterprise Ltd.                              18,870,000         62,505,862

HOTELS, RESTAURANTS & LEISURE--0.3%
Jollibee Foods Corp.                                         30,392,200         30,208,173

HOUSEHOLD DURABLES--1.6%
Corporacion GEO SA de CV, Series B(1)                        11,912,700         46,590,169
Cyrela Brazil Realty SA Empreendimentos e
Participacoes, GDR(2)                                           262,620         87,912,045
SARE Holding SA de CV, Cl. B(1,3)                            34,880,970         52,052,573
                                                                           ---------------
                                                                               186,554,787

INTERNET & CATALOG RETAIL--0.2%
B2W Compania Global do Varejo                                   559,000         24,178,082

MEDIA--2.5%
Corporacion Interamericana de Entretenimiento
   SA de CV, Cl. B(1)                                         6,869,761         13,979,571
Grupo Televisa SA, Sponsored GDR(4)                           6,324,500        165,701,900
Television Broadcasts Ltd.                                   13,289,000         88,208,486
Zee Entertainment Enterprises Ltd.                            4,323,588         23,249,915
                                                                           ---------------
                                                                               291,139,872

MULTILINE RETAIL--0.4%
S.A.C.I. Falabella SA                                         9,330,900         50,495,036

CONSUMER STAPLES--9.5%
BEVERAGES--2.2%
Anadolu Efes Biracilik ve Malt Sanayii AS                     3,846,777         35,980,684
Fomento Economico Mexicano SA de CV, Sponsored ADR            2,044,900         96,212,545
Fomento Economico Mexicano SA de CV, UBD                     25,919,800        121,565,387
                                                                           ---------------
                                                                               253,758,616

FOOD & STAPLES RETAILING--4.2%
BIM Birlesik Magazalar AS                                       639,731         69,809,832
Cencosud SA                                                  23,681,757         92,420,220
Jeronimo Martins, SGPS SA                                     4,679,160         33,777,190
Magnit(1)                                                       420,800         21,355,600
Massmart Holdings Ltd.                                        6,380,712         58,689,888
President Chain Store Corp.                                  14,890,074         56,323,877
Shinsegae Department Store Co.                                   78,637         45,653,052


                     1 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES            VALUE
                                                           ------------    ---------------
COMMON STOCKS CONTINUED
FOOD & STAPLES RETAILING CONTINUED
Wal-Mart de Mexico SAB de CV, Series V                       23,242,118    $   101,349,391
                                                                           ---------------
                                                                               479,379,050

FOOD PRODUCTS--0.2%
Tiger Brands Ltd.                                             1,328,827         27,382,472

HOUSEHOLD PRODUCTS--0.6%
Hindustan Unilever Ltd.                                      12,068,700         67,400,513

PERSONAL PRODUCTS--1.4%
Amorepacific Corp.                                               63,344         38,189,043
Natura Cosmeticos SA                                         11,159,700        128,647,018
                                                                           ---------------
                                                                               166,836,061

TOBACCO--0.9%
Eastern Tobacco Co.                                             456,258         34,128,696
ITC Ltd.                                                      8,619,025         44,206,635
PT Gudang Garam Tbk                                          32,243,500         25,614,804
                                                                           ---------------
                                                                               103,950,135

ENERGY--13.4%
ENERGY EQUIPMENT & SERVICES--1.3%
Technip SA                                                      330,444         30,983,945
Tenaris SA, ADR(4)                                              829,000         50,817,700
TMK OAO, GDR(2)                                               1,841,800         74,592,900
                                                                           ---------------
                                                                               156,394,545

OIL, GAS & CONSUMABLE FUELS--12.1%
China Petroleum & Chemical Corp.                            175,142,000        176,401,046
China Shenhua Energy Co. Ltd.                                22,831,500        101,812,709
DNO International ASA(1)                                     25,059,544         48,656,756
LUKOIL, Sponsored ADR(4)                                      1,692,300        187,422,225
NovaTek OAO, Sponsored GDR(2)                                   433,100         40,711,400
OAO Gazprom, Sponsored ADR                                    7,511,400        453,688,560
PetroChina Co. Ltd.                                          38,142,000         54,429,014
Petroleo Brasileiro SA, ADR                                   3,840,182        270,732,831
S-Oil Corp.                                                     839,750         60,247,100
                                                                           ---------------
                                                                             1,394,101,641

FINANCIALS--17.3%
COMMERCIAL BANKS--10.7%
Banco Santander Chile SA                                    393,352,119         19,649,185
Commercial International Bank                                 4,083,423         64,815,511
Commercial International Bank, Sponsored GDR(2,4)             1,773,600         27,402,120
Grupo Financiero Banorte SAB de CV                           43,890,900        213,081,203
HDFC Bank Ltd., ADR(4)                                        1,638,758        163,466,111
HSBC Holdings plc                                            16,322,685        275,464,526
ICICI Bank Ltd., Sponsored ADR(4)                               937,000         35,353,010
Jeonbuk Bank                                                  2,017,680         14,887,013
Kookmin Bank, Sponsored ADR(4)                                  474,600         29,638,770
Pusan Bank                                                      962,040         13,962,912
Standard Bank Group Ltd.                                     13,127,655        143,366,052
Turkiye Garanti Bankasi AS(1)                                11,478,800         52,741,451


                     2 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES            VALUE
                                                           ------------    ---------------
COMMON STOCKS CONTINUED
COMMERCIAL BANKS CONTINUED
Turkiye Vakiflar Bankasi TAO, Cl. D                          19,546,481    $    33,678,709
Yapi ve Kredi Bankasi AS(1)                                  60,635,600        145,270,719
                                                                           ---------------
                                                                             1,232,777,292

CONSUMER FINANCE--0.2%
Kiatnakin Bank Public Co. Ltd.                               21,707,820         19,039,017

DIVERSIFIED FINANCIAL SERVICES--1.8%
Bovespa Holding SA                                            7,237,300        119,160,710
Haci Omer Sabanci Holding AS                                 17,859,076         67,989,918
Haci Omer Sabanci Holding AS, Sponsored ADR                  17,834,250         16,496,681
                                                                           ---------------
                                                                               203,647,309

INSURANCE--1.3%
Aksigorta AS                                                 11,576,086         49,864,171
Bajaj Finserv Ltd.(1)                                           425,593          6,455,821
Liberty Group Ltd.(1)                                         2,228,783         21,434,746
Ping An Insurance Co. of China Ltd.                           9,439,000         78,679,500
                                                                           ---------------
                                                                               156,434,238

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Amoy Properties Ltd.                                          2,781,000         10,583,900
IRSA Inversiones y Representaciones SA, Sponsored GDR(1)        246,700          3,288,511
Medinet Nasr for Housing & Development Co.                    1,099,107         12,632,280
SM Prime Holdings, Inc.                                     568,206,037        103,864,922
Solidere, GDR(2)                                              1,068,645         36,333,930
                                                                           ---------------
                                                                               166,703,543

THRIFTS & MORTGAGE FINANCE--1.9%
Housing Development Finance Corp. Ltd.                        3,562,900        215,918,202

HEALTH CARE--1.1%
HEALTH CARE PROVIDERS & SERVICES--0.3%
Diagnosticos da America                                       1,550,900         40,705,761

LIFE SCIENCES TOOLS & SERVICES--0.8%
Divi's Laboratories Ltd.(1)                                   2,591,733         90,437,472

INDUSTRIALS--7.1%
AEROSPACE & DEFENSE--1.6%
Bharat Electronics Ltd.                                       1,004,723         27,272,236
Empresa Brasileira de Aeronautica SA, ADR(4)                  4,247,087        159,350,704
                                                                           ---------------
                                                                               186,622,940

CONSTRUCTION & ENGINEERING--2.1%
GS Engineering & Construction Corp.                             324,560         40,804,349
Hyundai Development Co.                                         556,520         33,983,892
Hyundai Engineering & Construction Co. Ltd.                   1,069,542         91,270,076
Impulsora del Desarrollo y el Empleo en America
Latina SA de CV(1)                                           26,714,200         39,865,372
Larsen & Toubro Ltd.                                            497,162         34,927,812
                                                                           ---------------
                                                                               240,851,501

ELECTRICAL EQUIPMENT--0.2%
Asea Brown Boveri India Ltd.                                    973,287         23,466,178


                     3 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES            VALUE
                                                           ------------    ---------------
COMMON STOCKS CONTINUED
INDUSTRIAL CONGLOMERATES--1.6%
Enka Insaat ve Sanayi AS                                        152,775    $     1,830,091
Hutchison Whampoa Ltd.                                       12,232,000        132,884,823
Murray & Roberts Holdings Ltd.                                3,921,400         45,350,488
                                                                           ---------------
                                                                               180,065,402

MACHINERY--0.1%
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares            6,922,905         12,087,392

ROAD & RAIL--1.5%
All America Latina Logistica                                 11,956,800        175,768,268

INFORMATION TECHNOLOGY--17.8%
COMPUTERS & PERIPHERALS--0.5%
High Tech Computer Corp.                                      2,063,000         55,075,637

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Hon Hai Precision Industry Co. Ltd.                          20,676,840        116,979,688
Synnex Technology International Corp.                        20,705,642         54,144,416
                                                                           ---------------
                                                                               171,124,104

INTERNET SOFTWARE & SERVICES--1.9%
Mercadolibre, Inc.(1,4)                                         226,400         10,629,480
SINA Corp.(1)                                                 2,720,100        144,899,727
Sohu.com, Inc.(1)                                                94,282          8,251,561
Tencent Holdings Ltd.                                         6,378,000         53,695,537
                                                                           ---------------
                                                                               217,476,305

IT SERVICES--5.9%
HCL Technologies Ltd.                                         6,409,186         47,493,344
Infosys Technologies Ltd.                                    10,362,404        479,079,651
Tata Consultancy Services Ltd.                                5,670,155        138,785,575
Travelsky Technology Ltd., Cl. H                             29,641,000         23,549,020
                                                                           ---------------
                                                                               688,907,590

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--8.0%
MediaTek, Inc.                                               24,744,850        310,432,486
Realtek Semiconductor Corp.(3)                               23,198,000         70,447,101
Taiwan Semiconductor Manufacturing Co. Ltd.                 218,842,424        472,207,849
Taiwan Semiconductor Manufacturing Co. Ltd., ADR              5,219,363         59,761,706
Varitronix International Ltd.(3)                             20,629,000         13,164,241
                                                                           ---------------
                                                                               926,013,383

MATERIALS--3.1%
METALS & MINING--3.1%
Anglo Platinum Ltd.                                             910,693        158,580,324
Companhia Vale do Rio Doce, ADR                               2,319,400         92,265,732
Impala Platinum Holdings Ltd.                                 2,087,880         89,178,550
Polymetal, GDR(5)                                             2,647,000         23,161,250
                                                                           ---------------
                                                                               363,185,856

TELECOMMUNICATION SERVICES--11.2%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.2%
PT Telekomunikasi Indonesia Tbk                             227,605,500        197,917,826
Tele Norte Leste Participacoes SA                             1,905,585         60,922,484
                                                                           ---------------
                                                                               258,840,310


                     4 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                              SHARES            VALUE
                                                           ------------    ---------------
COMMON STOCKS CONTINUED
WIRELESS TELECOMMUNICATION SERVICES--9.0%
America Movil SAB de CV, ADR, Series L                        1,874,400    $   112,032,888
China Mobile Hong Kong Ltd., ADR(4)                           2,633,800        194,348,102
China Unicom Ltd.                                            78,220,000        183,670,331
MTN Group Ltd.                                                3,169,994         63,401,963
Orascom Telecom Holding SAE(1)                               25,520,119        371,479,395
SK Telecom Co. Ltd. ADR(4)                                    2,028,700         46,092,064
Turkcell Iletisim Hizmetleri AS                               8,455,700         65,998,549
                                                                           ---------------
                                                                             1,037,023,292

UTILITIES--0.3%
GAS UTILITIES--0.3%
Gail India Ltd.                                               3,055,905         28,938,556
                                                                           ---------------
Total Common Stocks (Cost $7,503,645,566)                                   10,160,378,823

PREFERRED STOCKS--7.8%
Banco Bradesco SA, Sponsored ADR(4)                           2,524,300         60,608,443
Banco Bradesco SA, Preference                                 5,100,821        122,996,741
Companhia Vale do Rio Doce, Sponsored ADR(4)                  5,482,300        180,532,139
Lojas Americanas SA, Preference                              23,105,700        184,248,957
Net Servicos de Comunicacao SA, Preference(1)                 5,401,539         77,212,285
Petroleo Brasileiro SA, ADR                                   3,353,900        202,709,716
S-Oil Corp., Preference                                         215,948         13,165,899
Sadia SA, Preference                                          3,570,200         30,203,474
Tele Norte Leste Participacoes SA, Preference                   864,100         22,679,637
                                                                           ---------------
Total Preferred Stocks (Cost $466,637,473)                                     894,357,291

                                                             PRINCIPAL
                                                              AMOUNT
                                                           ------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Trent Ltd., 2% Sec. Debs., 7/7/10 (Cost $744,410)            32,425,500INR         717,934

                                                               UNITS
                                                           ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Trent Ltd. Wts., Exp. 1/7/10(1,5) (Cost $0)                      63,757            121,342

                                                              SHARES
                                                           ------------
INVESTMENT COMPANY--2.6%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 2.70% (3,6) (Cost $302,411,229)                   302,411,229        302,411,229
Total Investments, at Value (excluding Investments
   Purchased with Cash Collateral from Securities
   Loaned) (Cost $8,273,438,678)                                            11,357,986,619

                                                             PRINCIPAL
                                                              AMOUNT
                                                           ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED--3.0%(7)
American Express Centurion, 2.548%, 6/17/08                $ 12,000,846         12,000,846


                     5 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

                                                             PRINCIPAL
                                                              AMOUNT            VALUE
                                                           ------------    ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES LOANED CONTINUED
Repurchase agreement (Principal Amount/Value
   $118,069,781 with a maturity value of $118,092,706)
   with Barclays Capital, 2.33%, dated 5/30/08, to be
   repurchased at $118,092,706 on 6/2/08, collateralized
   by 35.45% of various securities, 0%-7.25%,
   6/13/08-11/20/56, with a value of $346,181,239          $118,069,781    $   118,069,781
Repurchase agreement (Principal Amount/Value
   $215,000,000 with a maturity value of $215,046,135)
   with Barclays Capital, 2.575%, dated 5/30/08, to be
   repurchased at $215,046,135 on 6/2/08, collateralized
   by 64.55% of various securities, 0%-7.25%,
   6/13/08-11/20/56, with a value of $346,181,239           215,000,000        215,000,000
                                                                           ---------------
Total Investments Purchased with Cash Collateral from
   Securities Loaned (Cost $345,070,627)                                       345,070,627

TOTAL INVESTMENTS, AT VALUE (COST $8,618,509,305)                 101.3%    11,703,057,246
LIABILITIES IN EXCESS OF OTHER ASSETS                              (1.3)      (146,095,699)
                                                           ------------    ---------------
NET ASSETS                                                        100.0%   $11,556,961,547
                                                           ============    ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

INR Indian Rupee

(1.) Non-income producing security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $266,952,395 or 2.31% of the Fund's net assets as of May 31, 2008.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES
                                                        AUGUST         GROSS               GROSS            SHARES
                                                       31, 2008      ADDITIONS           REDUCTIONS      MAY 31, 2008
                                                     -----------   -------------     -----------------   ------------
All America Latina Logistica(a)                       15,875,900              --         3,919,100         11,956,800
All America Latina Logistica, GDR                      1,189,000              --         1,189,000                 --
Banco Latinoamericano de Exportaciones SA, Cl. E       2,745,485              --         2,745,485                 --
Commercial International Bank, Sponsored GDR(a)        2,675,100              --           901,500          1,773,600
Commercial International Bank, Sponsored GDR           4,099,223              --         4,099,223(b)              --
Finetec Corp.                                          1,676,105              --         1,676,105                 --
Jeonbuk Bank(a)                                        2,439,433          97,577(b)        519,330          2,017,680
Medinet Nasr for Housing & Development Co.(a)          1,307,209       6,012,221(b)      6,220,323          1,099,107
Oppenheimer Institutional Money Market Fund, Cl. E   556,120,958   2,460,330,316     2,714,040,045        302,411,229
Realtek Semiconductor Corp.                                   --      23,198,000                --         23,198,000
SARE Holding SA de CV, Cl. B                          34,880,970              --                --         34,880,970
TMB Bank Public Co. Ltd.                             833,118,889              --       833,118,889                 --
Varitronix International Ltd.                         28,515,000              --         7,886,000         20,629,000

                                                                        DIVIDEND      REALIZED
                                                         VALUE           INCOME      GAIN (LOSS)
                                                     ------------     -----------   ------------
All America Latina Logistica(a)                      $         --(c)  $   831,935   $ 15,845,429


                     6 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

All America Latina Logistica, GDR                              --              --     13,062,560
Banco Latinoamericano de Exportaciones SA, Cl. E               --       1,579,678     (1,238,550)
Commercial International Bank, Sponsored GDR(a)                --(c)      345,025     11,874,289
Commercial International Bank, Sponsored GDR                   --               -        134,454
Finetec Corp.                                                  --         221,623      5,187,872
Jeonbuk Bank(a)                                                --(c)      108,280        810,215
Medinet Nasr for Housing & Development Co.(a)                  --(c)      886,166     72,818,726
Oppenheimer Institutional Money Market Fund, Cl. E    302,411,229      11,841,599             --
Realtek Semiconductor Corp.                            70,447,101              --             --
SARE Holding SA de CV, Cl. B                           52,052,573              --             --
TMB Bank Public Co. Ltd.                                       --              --    (43,893,477)
Varitronix International Ltd.                          13,164,241       1,126,499        (79,306)
                                                     ------------     -----------   ------------
                                                     $438,075,144     $16,940,805   $ 74,522,212
                                                     ============     ===========   ============

(a.) No longer an affiliate as of May 31, 2008.

(b.) All or a portion is the result of a corporate action.

(c.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(4.) Partial or fully-loaned security. See accompanying Notes.

(5.) Illiquid security. The aggregate value of illiquid securities as of May 31, 2008 was $23,282,592, which represents 0.20% of the Fund's net assets.

(6.) Rate shown is the 7-day yield as of May 31, 2008.

(7.) The securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF MAY 31, 2008 ARE AS FOLLOWS:

                                                  CONTRACT AMOUNT      EXPIRATION                 UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                             BUY/SELL   (000S)        DATE         VALUE     APPRECIATION   DEPRECIATION
--------------------                             --------   ------     ----------   ----------   ------------   ------------
Egyptian Pounds (EGP)                            Buy        25,094EGP      6/1/08   $4,692,643      $   --         $14,259
Hong Kong Dollar (HKD)                           Buy         4,804HKD      6/2/08      615,647          16              --
Hong Kong Dollar (HKD)                           Buy        15,060HKD      6/2/08    1,929,780          49              --
Mexican Nuevo Peso (MXN)                         Sell       23,827MXN      6/2/08    2,308,876       1,276              --
                                                                                                    ------         -------
Total unrealized appreciation and depreciation                                                      $1,341         $14,259
                                                                                                    ======         =======

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS             VALUE        PERCENT
-------------------        ---------------   -------
Brazil                     $ 2,040,835,027     17.4%
India                        1,496,064,503     12.8
Taiwan                       1,195,372,760     10.2
Mexico                         962,430,999      8.2
Russia                         800,931,935      6.8
United States                  655,733,417      5.6
South Africa                   607,384,483      5.2
China                          586,877,769      5.0
Turkey                         566,038,350      4.8
Hong Kong                      532,282,416      4.6
Egypt                          510,458,002      4.4
Korea, Republic of South       427,894,170      3.7
Indonesia                      303,365,319      2.6
United Kingdom                 275,464,526      2.4
Cayman Islands                 198,595,264      1.7
Chile                          162,564,441      1.4


                     7 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

Philippines                    134,073,095      1.1
Luxembourg                      50,817,700      0.4
Norway                          48,656,756      0.4
Lebanon                         36,333,930      0.3
Portugal                        33,777,190      0.3
France                          30,983,945      0.3
Thailand                        19,039,017      0.2
Argentina                       13,917,991      0.1
Bermuda                         13,164,241      0.1
                           ---------------    -----
Total                      $11,703,057,246    100.0%
                           ===============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company,


                     8 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the collateral is required to be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of May 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of May 31, 2008, the Fund had on loan securities valued at $341,285,348. Collateral of $345,070,627 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for


                     9 | OPPENHEIMER DEVELOPING MARKETS FUND

Oppenheimer Developing Markets Fund

STATEMENT OF INVESTMENTS MAY 31, 2008 / UNAUDITED

measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 8,624,270,908
Federal tax cost of other investments        60,003,714
                                        ---------------
Total federal tax cost                  $ 8,684,274,622
                                        ===============
Gross unrealized appreciation           $ 3,345,085,503
Gross unrealized depreciation              (268,741,888)
                                        ---------------
Net unrealized appreciation             $ 3,076,343,615
                                        ===============


                     10 | OPPENHEIMER DEVELOPING MARKETS FUND




ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 05/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 07/08/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 07/08/2008